Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional paid-in capital	Statutory Reserves	(Accumulated loss)/ Retained earnings	Accumulated other comprehensive income/(loss)	Total
Balance at Dec. 31, 2022	$ 24,255	$ 2,100	$ 26,502,856	$ 335,696	$ 9,743,823	$ (6,165,020)	$ 30,443,710
Balance (in Shares) at Dec. 31, 2022	24,254,842	2,100,000
Net income					16,113,755		16,113,755
Foreign currency translation adjustment						(3,410,742)	(3,410,742)
Balance at Jun. 30, 2023	$ 24,255	$ 2,100	26,502,856	335,696	25,857,578	(9,575,762)	43,146,723
Balance (in Shares) at Jun. 30, 2023	24,254,842	2,100,000
Balance at Dec. 31, 2023	$ 24,255	$ 2,100	26,502,856	335,696	2,304,543	(9,736,950)	19,432,500
Balance (in Shares) at Dec. 31, 2023	24,254,842	2,100,000
Net income					(14,921,782)		(14,921,782)
Issuance of common shares
Appropriation to statutory reserve
Cancellation of Class B ordinary shares
Foreign currency translation adjustment						(185,586)	(185,586)
Balance at Jun. 30, 2024	$ 24,255	$ 2,100	$ 26,502,856	$ 335,696	$ (12,617,239)	$ (9,922,536)	$ 4,325,132
Balance (in Shares) at Jun. 30, 2024	24,254,842	2,100,000